Capital Guardian Funds Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

December 30, 2013

VIA EDGAR TRANSMISSION

Ms. Amy W. Miller, Esq.

U.S. Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, D.C.  20549

RE:	ACCELERATION OF EFFECTIVENESS REQUEST
CAPITAL GUARDIAN FUNDS TRUST (THE “TRUST”)
Securities Act Registration No: 333-191807
Investment Company Act Registration No: 811-22899

Dear Ms. Miller

Pursuant to Rule 485(a) of the Securities Act of 1933, as amended (the “1933 Act”), the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Trust and its series, Capital Guardian Core Balanced Fund (the “Fund”), is Pre-Effective Amendment No. 2 and Amendment No. 2 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) for the purpose of responding to Staff comments with respect to registration of the Fund .

In addition, on behalf of the Trust and the Fund, we hereby request acceleration of this registration statement Amendment filed herewith on December 30, 2013, whereby the registration statement on Form N-1A would be declared effective no later than 5:30, E.S.T, on December 31, 2013.

Pursuant to the U.S. Securities and Exchange Commission’s authority under Rule 461(a) under the 1933 Act, we have attached a separate letter from Quasar Distributors, LLC, the Fund’s principal underwriter, requesting that effectiveness of the Amendment to the registration statement be accelerated to Tuesday, December 31, 2013, or as soon as practicable thereafter.

If you have any additional questions or require further information, please contact Alia Vasquez at (414) 765-6620.

Very truly yours,

/s/Brian Kirkpatrick
Brian Kirkpatrick, President
Capital Guardian Funds Trust

cc: Thomas R. Westle, Esq., Blank Rome LLP

Enclosure

QUASAR DISTRIBUTORS, LLC

December 30, 2013

VIA EDGAR TRANSMISSION

Ms. Ms. Amy W. Miller
U.S. Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, D.C.  20549

Re:          Capital Guardian Funds Trust (the “Trust”)
File Nos: 333-191807 and 811-22899

Dear Ms. Miller:

REQUEST FOR ACCELERATION.  As the principal underwriter of the Capital Guardian Core Balanced Fund (the “Fund”), a series of the Trust, and pursuant to the U.S. Securities and Exchange Commission’s authority under Rule 461(a) under the Securities Act of 1933, as amended, we request that effectiveness of the Registration Statement that is filed herewith on Form N-1A on behalf of the Fund on December 30, 2013, be accelerated to December 31, 2013, or as soon as practicable thereafter.

Very truly yours,

Quasar Distributors, LLC

/s/ James R. Schoenike
James R. Schoenike
President
615 East Michigan Street
Milwaukee, WI  53202